Financial Risk Management - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of detailed information about financial instruments [line items]
Deposits at call	$ 23,475,521	$ 12,236,974	$ 20,879,548	$ 6,759,615
Financial instruments	0
Liquidity Risk [member]
Disclosure of detailed information about financial instruments [line items]
Deposits at call	23,475,521	12,236,974
Ten Percentage Adjustment [Member] | Currency Risk [member] | Financial Assets And Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Effect of 10% exchange rate movements on post-tax loss	$ 656,244	57,686
Description of risk	Based on the financial assets and liabilities held at June 30, 2018, had the Australian dollar weakened/ strengthened by 10% against the US dollar with all other variables held constant, the group's post-tax loss for the year would have been $656,244 lower/$656,244 higher (2017 - $57,686 lower/$57,686 higher).
Ten Percentage Adjustment [Member] | Currency Risk [member] | Financial Instruments [member]
Disclosure of detailed information about financial instruments [line items]
Effect of 10% exchange rate movements on post-tax loss	$ 438,900	$ 659,601
Description of risk	Based on the financial instruments held at June 30, 2018, had the Australian dollar weakened/ strengthened by 10% against the Euro with all other variables held constant, the group’s post-tax loss for the year would have been $438,900 lower/$438,900 higher lower (2017 – $659,601 lower/$659,601 higher), mainly as a result of foreign exchange gains/losses on translation of Euro denominated financial instruments.